ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Dividend yields			0.00%
Exercise price based on 10-day VWAP for the common stock			$ 1.47
Volatility			136.80%
Risk free rate			0.18%
Boston Solar Acquisition [Member]
Revenue, net	$ 5,333,803	$ 4,501,773
Net loss	$ (3,348,902)	$ (667,789)